UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended         September 30, 2003

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-293


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Maureen A. Jones
 Title:       Vice President and CFO
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Maureen A. Jones            Baltimore, MD             October 22, 2003

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      54

 Form 13F Information Table Value Total:      $      403,493
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>


 AGL RESOURCES INC.         COM      001204106  4,507     160,000  SH       SOLE           160,000
 ALBEMARLE CORP.            COM      012653101  5,490     200,000  SH       SOLE           200,000
 AMERADA HESS CORP          COM      023551104  2,505      50,000  SH       SOLE           50,000
 APACHE CORP.               COM      037411105  8,321     120,000  SH       SOLE           120,000
 ARCH COAL INC.             COM      039380100  5,552     250,000  SH       SOLE           250,000
 ATMOS ENERGY CORP.         COM      049560105   958       40,000  SH       SOLE           40,000
 BAKER HUGHES, INC..        COM      057224107  3,847     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  12,985    380,000  SH       SOLE           380,000
 BOISE CASCADE ACES 7.5    PFD CV    097383855  2,308      51,000  SH       SOLE           51,000
 BOISE CASCADE CORP.        COM      097383103  5,658     205,000  SH       SOLE           205,000
 BP P.L.C.              SPONSORED ADR055622104  21,050    500,000  SH       SOLE           500,000
 BURLINGTON RESOURCES I     COM      122014103  6,430     133,400  SH       SOLE           133,400
 CHEVRONTEXACO CORP.        COM      166764100  21,435    300,000  SH       SOLE           300,000
 CONOCOPHILLIPS             COM      20825C104  10,950    200,000  SH       SOLE           200,000
 DEVON ENERGY CORP.         COM      25179M103  9,576     198,720  SH       SOLE           198,720
 DUKE ENERGY 8.25% DUE     PFD CV    264399585  2,090     160,000  SH       SOLE           160,000
 DUKE ENERGY CORP.          COM      264399106  2,048     115,000  SH       SOLE           115,000
 EL PASO CORP.              COM      28336L109  1,533     210,000  SH       SOLE           210,000
 ENERGEN CORP.              COM      29265N108  7,236     200,000  SH       SOLE           200,000
 EOG RESOURCES INC.         COM      26875P101  8,348     200,000  SH       SOLE           200,000
 EQUITABLE RESOURCES IN     COM      294549100  10,275    250,000  SH       SOLE           250,000
 EXXON MOBIL CORP.          COM      30231G102  38,430   1,050,000 SH       SOLE          1,050,000
 GENERAL ELECTRIC CO.       COM      369604103  9,831     329,800  SH       SOLE           329,800
 GLOBALSANTAFE CORP.        COM      G3930E101  4,790     200,000  SH       SOLE           200,000
 GRANT PRIDECO INC          COM      38821G101  3,139     308,000  SH       SOLE           308,000
 INGERSOLL-RAND CO. LTD     CL A     G4776G101  5,344     100,000  SH       SOLE           100,000
 KERR-MCGEE CORP.           COM      492386107  7,908     177,153  SH       SOLE           177,153
 KEYSPAN CORP.              COM      49337W100  7,718     220,000  SH       SOLE           220,000
 KINDER MORGAN INC          COM      49455P101  8,101     150,000  SH       SOLE           150,000
 MDU RESOURCES GROUP, I     COM      552690109  6,756     200,000  SH       SOLE           200,000
 MEADWESTVACO CORP.         COM      583334107  1,530      60,000  SH       SOLE           60,000
 MURPHY OIL CORP.           COM      626717102  5,141      87,500  SH       SOLE           87,500
 NABORS INDUSTRIES, LTD     COM      G6359F103  4,657     125,000  SH       SOLE           125,000
 NATIONAL FUEL GAS CO.      COM      636180101  4,570     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  10,001    277,500  SH       SOLE           277,500
 NOBLE CORP                 COM      G65422100  4,589     135,000  SH       SOLE           135,000
 NOBLE ENERGY INC.          COM      655044105  4,787     125,000  SH       SOLE           125,000
 OCCIDENTAL PETROLEUM C     COM      674599105  7,046     200,000  SH       SOLE           200,000
 PHILADELPHIA SUBURBAN  COM PAR $0.50718009608  7,344     305,000  SH       SOLE           305,000
 PIONEER NATURAL RESOUR     COM      723787107  5,881     231,000  SH       SOLE           231,000
 QUESTAR CORP               COM      748356102  7,857     255,000  SH       SOLE           255,000
 ROHM & HAAS CO.            COM      775371107  6,690     200,000  SH       SOLE           200,000
 ROYAL DUTCH PETROLEUM, Y REG EUR .56780257804  26,520    600,000  SH       SOLE           600,000
 SCHLUMBERGER LTD           COM      806857108  13,552    280,000  SH       SOLE           280,000
 SHELL TRANSPORT & TRAD DR NY SHS NEW822703609  5,664     150,000  SH       SOLE           150,000
 STONE ENERGY CORP.         COM      861642106  3,680     104,300  SH       SOLE           104,300
 TECO ENERGY, INC           COM      872375100  2,764     200,000  SH       SOLE           200,000
 TEMPLE-INLAND, INC.        COM      879868107  5,826     120,000  SH       SOLE           120,000
 TOTAL S.A.             SPONSORED ADR89151E109  10,612    140,000  SH       SOLE           140,000
 UNOCAL CAPITAL TRUST      PFD CV    91528T207  3,709      72,540  SH       SOLE           72,540
 UNOCAL CORP.               COM      915289102  4,728     150,000  SH       SOLE           150,000
 WEATHERFORD INT'L. LTD     COM      G95089101  7,745     205,000  SH       SOLE           205,000
 WILLIAMS FELINE PACS D    PFD CV    969457886  1,597     120,000  SH       SOLE           120,000
 WILLIAMS COMPANIES        COM       969457100  1,884     200,000  SH       SOLE           200,000

                                                403,493
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